SHARE-BASED COMPENSATION PLANS	9 Months Ended
Sep. 30, 2018
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
8. SHARE-BASED COMPENSATION PLANS

2011 Equity Incentive Plan

In 2011, the Board of Directors established an incentive plan involving a maximum of 400,000 shares of which all shares were allocated among the management of the Company and the members of the Board of Directors.

In December 2015, the Board of Directors amended and restated the 2011 Equity Incentive Plan to reserve additional shares for issuance to persons employed in the management of the Company and members of the Board of Directors under the same terms as the original plan. The holders of the shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period. On January 8, 2016, all shares reserved under the Amended and Restated 2011 Equity Incentive Plan were issued.

As of September 30, 2018, a total number of 112,165 common shares has been allocated among 26 employees.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to shares under the plan was $0.3 million and $0.4 million for the nine months ended September 30, 2018 and September 30, 2017, respectively.

The tables below summarize the Company’s stock awards as of September 30, 2018:

	Restricted shares – Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2018	138,665	$13.55
Granted during the year	-	-
Vested during the year	(26,500)	$9.84
Forfeited during the year	-	-
Non-vested at September 30, 2018	112,165	$14.43